Dear Variable Annuity Owner:

The U.S. stock market continued its strong performance in the first half of 1997. Total returns in the bond market were considerably lower than in the stock market, but more in line with historical norms. Please see the managers' discussions contained in this booklet for more information on market conditions and outlook. Results for the first six months of 1997 in the subaccounts of the MEMBERS(R) Variable Annuity are shown in the following table.

                                    Percent increase                                                       Percent increase
                                   in Unit Value from                                                     in Unit Value from
Subaccount                      12/31/96 through 6/30/97               Subaccount                      12/31/96 through 6/30/97
------------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Stock              13.92%                         International Stock                    10.89%
Growth and Income Stock                 14.91%                         World Governments                      -2.33%
Balanced                                 7.37%                         Emerging Growth                        10.02%
Bond                                     1.91%                         High Income                      n/a - inception 5/1/97
Money Market                             1.74%                         Developing Markets               n/a - inception 5/1/97
------------------------------------------------------------------------------------------------------------------------------------

This booklet is divided into several sections. Each section contains the semiannual report for a component of the MEMBERS(R) Variable Annuity. The first section contains the following reports for the CUNA Mutual Life Variable Annuity
Account:

         Statement of Assets and Liabilities......................... page 2
         Statement of Operations .................................... page 4
         Statement of Changes in Net Assets.......................... page 5
         Notes to the Financial Statements........................... page 7

The subaccounts of the CUNA Mutual Life Variable Annuity Account invest in mutual funds. The results shown in this first section reflect the deduction of the separate account level charges. The returns at the subaccount level (shown above) are slightly lower than the returns at the mutual fund level as a result of these charges.

The remaining sections of this booklet contain the semiannual reports for each of the mutual funds in which the subaccounts invest. The second section contains the report for the Ultra Series Fund which includes the Capital Appreciation Stock Fund, Growth and Income Stock Fund, Balanced Fund, Bond Fund, and Money Market Fund. There are also sections for the semiannual reports for the International Stock Portfolio of the T. Rowe Price International Series, Inc., the MFS(R) World Government Series and the MFS(R) Emerging Growth Series of the MFS(R) Variable Insurance TrustSM, the Oppenheimer High Income Fund of the Oppenheimer Variable Account Funds, and the Templeton Developing Markets Fund of the Templeton Variable Products Series Fund.

The net assets in the CUNA Mutual Life Variable Annuity Account totaled over $595 million on June 30, 1997. We hope you share our belief that MEMBERS(R) Variable Annuity is a great vehicle to accumulate and distribute dollars for your retirement planning needs. Over the last several years we have seen strong returns in the equity markets. You should always keep in mind the fact that strong markets are often followed by periods of slower growth or even temporary declines. Thank you for making MEMBERS(R) Variable Annuity a part of your long term asset accumulation plan.

Sincerely,

/s/  Michael B. Kitchen

Michael B. Kitchen
President and Chief Executive Officer
CUNA Mutual Life Insurance Company

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                       Statement of Assets and Liabilities
                                  June 30, 1997
                                   (Unaudited)

                                         Capital
                                      Appreciation         Growth and                                                    Money
                                          Stock           Income Stock          Balanced              Bond              Market
Assets:                                Subaccount          Subaccount          Subaccount          Subaccount         Subaccount
Investments in Ultra Series Fund:
   (note 2)

Capital Appreciation Stock Fund,
   5,977,644 shares at net asset
   value of $16.70 per share
   (cost $80,221,184)                  $99,840,961      $         --         $        --       $          --         $        --

Growth and Income Stock Fund,
   8,280,819 shares at net asset
   value of $24.56 per share
   (cost $164,858,419)                         --         203,386,242                 --                  --                  --

Balanced Fund, 8,809,489 shares
   at net asset value of $16.37
   per share (cost $132,041,190)               --                  --        144,223,037                  --                  --

Bond Fund,  2,593,746 shares
   at net asset value of $10.45
   per share (cost $26,877,609)                --                  --                 --          27,107,973                  --

Money Market Fund, 24,096,696
   shares at net asset value of
   $1.00 per share
   (cost $24,096,696)                          --                  --                 --                  --          24,096,696
                                       ----------          ----------         ----------          ----------          ----------
     Total assets                      99,840,961         203,386,242        144,223,037          27,107,973          24,096,696
                                       ----------          ----------         ----------          ----------          ----------
Liabilities:
Accrued adverse mortality and
   expense charges                        279,340             563,540            410,235              79,272              71,697
Other accrued expenses                     33,520              67,625             49,228               9,513               8,604
                                       ----------          ----------         ----------          ----------          ----------
     Total liabilities                    312,860             631,165            459,463              88,785              80,301
                                       ----------          ----------         ----------          ----------          ----------
     Net assets                       $99,528,101        $202,755,077       $143,763,574         $27,019,188         $24,016,395
                                       ==========          ==========         ==========          ==========          ==========
     Units outstanding
     (note 5 and note 6)                5,654,705          11,490,043         10,275,941           2,300,699           2,164,376
                                       ==========          ==========         ==========          ==========          ==========
     Net asset value per unit              $17.60              $17.65             $13.99              $11.74              $11.10
                                       ==========          ==========         ==========          ==========          ==========

See accompanying notes to financial statements.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                       Statement of Assets and Liabilities
                                  June 30, 1997
                                   (Unaudited)

                                      International           World             Emerging              High            Developing
                                          Stock            Governments           Growth              Income             Markets
Assets:                                Subaccount          Subaccount          Subaccount          Subaccount         Subaccount
Investments in T. Rowe Price
International Fund, Inc.:
   International Stock Portfolio,
   3,536,583 shares at net asset
   value of $14.11 per share
   (cost $41,611,247)                 $49,901,194       $         --      $           --       $          --       $          --

Investments in MFSAE Variable
Insurance TrustSM:
   World Governments Series,
   1,376,029 shares at net asset
   value of $10.15 per share
   (cost $14,153,717)                          --          13,966,702                 --                  --                  --

Investments in MFSAE Variable
Insurance TrustSM:
   Emerging Growth Series,
   2,119,871 shares at net asset
   value of $14.67 per share
   (cost $28,171,170)                          --                  --         31,098,517                  --                  --

Investments in Oppenheimer
Variable Account Funds:
   High Income Series,
   240,575 shares at net asset
   value of $11.14 per share
   (cost $2,694,322)                           --                  --                 --           2,680,002                  --

Investments in Templeton
Variable Products Series Fund:
   Developing Markets Series,
   104,700 shares at net asset
   value of $9.91 per share
   (cost $1,028,826)                           --                  --                 --                  --           1,037,582
                                       ----------          ----------         ----------           ---------           ---------
     Total assets                      49,901,194          13,966,702         31,098,517           2,680,002           1,037,582
                                       ----------          ----------         ----------           ---------           ---------
Liabilities
Accrued adverse mortality and
   expense charges                        138,817              42,338             81,333               2,050                 992
Other accrued expenses                     16,658               5,081              9,760                 246                 119
                                       ----------          ----------         ----------           ---------           ---------
     Total liabilities                    155,475              47,419             91,093               2,296               1,111
                                       ----------          ----------         ----------           ---------           ---------
     Net assets                       $49,745,719         $13,919,283        $31,007,424          $2,677,706          $1,036,471
                                       ==========          ==========         ==========           =========           =========
     Units outstanding
     (note 5 and note 6)                3,618,394           1,231,175          2,796,606             259,279             103,415
                                       ==========          ==========         ==========           =========           =========
     Net asset value per unit              $13.75              $11.31             $11.09              $10.33              $10.02
                                       ==========          ==========         ==========           =========           =========

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                             Statement of Operations
                                  June 30, 1997
                                   (Unaudited)

                                         Capital
                                      Appreciation         Growth and                                                    Money
                                          Stock           Income Stock          Balanced              Bond              Market
Investment income (loss):              Subaccount          Subaccount          Subaccount          Subaccount         Subaccount
                                       ----------          ----------          ----------          ----------         ----------
  Dividend income                        $182,651            $633,023         $1,168,876            $354,399            $506,253
  Adverse mortality and expense
   charges (note 3)                      (515,668)         (1,019,690)          (752,967)           (145,657)           (130,281)
  Administrative charges                  (61,880)           (122,363)           (90,356)            (17,479)            (15,634)
                                         --------            --------           --------            --------            --------
  Net investment income (loss)           (394,897)           (509,030)           325,553             191,263             360,338
                                         --------            --------           --------            --------            --------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions              47,629              79,878             36,236                  --                  --
   Proceeds from sale of securities       286,624             282,070            117,508             340,376          13,332,343
   Cost of securities sold               (251,833)           (228,313)          (109,214)           (341,794)        (13,332,343
                                        ---------           ---------           --------            --------            --------
   Net realized gain (loss) on
    security transactions                  82,420             133,635             44,530              (1,418)                 --
  Net change in unrealized
   appreciation or depreciation
   on investments                      11,321,094          23,609,319          8,483,050             315,060                  --
                                        ---------           ---------           --------            --------            --------
   Net gain (loss) on investments      11,403,514          23,742,954          8,527,580             313,642                  --
                                        ---------           ---------           --------            --------            --------
Net increase (decrease) in net
  assets resulting from operations    $11,008,617         $23,233,924         $8,853,133            $504,905            $360,338
                                        =========           =========           ========            ========            ========


                                      International           World             Emerging              High            Developing
                                          Stock            Governments           Growth              Income             Markets
Investment income (loss):              Subaccount          Subaccount          Subaccount          Subaccount         Subaccount
                                       ----------          ----------          ----------          ----------         ----------
  Dividend income                    $         --            $313,188       $         --             $40,387          $       --
  Adverse mortality and expense
   charges (note 3)                      (249,596)            (80,660)          (142,338)             (2,050)               (992)
  Administrative charges                  (29,951)             (9,679)           (17,081)               (246)               (119)
                                         --------             -------          ---------            --------              ------
  Net investment income (loss)           (279,547)            222,849           (159,419)             38,091              (1,111)
                                         --------             -------          ---------            --------              ------
Realized and unrealized gain
 (loss) on investments:
 Realized gain (loss) on
 security transactions:
  Capital gain distributions                   --                  --                 --                  --                  --
  Proceeds from sale of securities         23,666             441,913                 --                  --              56,310
  Cost of securities sold                 (20,239)           (450,152)                --                  --             (56,712)
                                         --------             -------          ---------            --------              ------
   Net realized gain (loss) on
     security transactions                  3,427              (8,239)                --                  --                (402)
  Net change in unrealized
   appreciation or depreciation
   on investments                       5,025,951            (487,048)         2,816,776             (14,319)              8,755
                                        ---------            --------          ---------             -------              ------
   Net gain (loss) on investments       5,029,378            (495,287)         2,816,776             (14,319)              8,353
                                        ---------            --------          ---------             -------              ------
Net increase (decrease) in net assets
  resulting from operations            $4,749,831           $(272,438)        $2,657,357             $23,772              $7,242
                                        =========            ========          =========             =======              ======

See accompanying notes to financial statements.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                       Statement of Changes in Net Assets
       Six Months Ended June 30, 1997 and the Year Ended December 31, 1996
                                   (Unaudited)

                                          CAPITAL APPRECIATION STOCK SUBACCOUNT                GROWTH AND INCOME STOCK SUBACCOUNT
Operations:                                    1997                  1996                          1997                  1996
                                               ----                  ----                          ----                  ----
  Net investment income (loss)             $(347,268)           $1,960,017                      $(429,152)           $3,503,603
  Net realized gain (loss) on
   security transactions                      34,791               184,419                         53,757                31,195
  Net change in unrealized appreciation
   or depreciation on investments         11,321,094             6,603,942                     23,609,319            13,287,638
                                          ----------            ----------                     ----------            ----------
    Change in net assets from operations  11,008,617             8,748,378                     23,233,924            16,822,436
                                          ----------            ----------                     ----------            ----------
Capital unit transactions (note 5):
  Proceeds from sales of units            48,235,210            66,511,107                     88,739,119           112,789,079
  Cost of units repurchased              (29,157,441)          (31,925,414)                   (40,405,329)          (34,256,064)
                                          ----------            ----------                     ----------            ----------
   Change in net assets from capital
    unit transactions                     19,077,769            34,585,693                     48,333,790            78,533,015
                                          ----------            ----------                     ----------            ----------
Increase (decrease) in net assets         30,086,386            43,334,071                     71,567,714            95,355,451
Net assets:
  Beginning of period                     69,441,715            26,107,644                    131,187,363            35,831,912
                                          ----------            ----------                     ----------            ----------
  End of period                          $99,528,101           $69,441,715                   $202,755,077          $131,187,363
                                          ==========            ==========                     ==========            ==========

                                                   BALANCED SUBACCOUNT                                   BOND SUBACCOUNT
Operations:                                    1997                  1996                          1997                  1996
                                               ----                  ----                          ----                  ----
  Net investment income (loss)              $361,789            $4,085,481                       $191,263              $704,571
  Net realized gain (loss) on
   security transactions                       8,294                13,414                         (1,418)               (1,945)
  Net change in unrealized appreciation
   or depreciation on investments          8,483,050             2,775,771                        315,060              (263,632)
                                          ----------            ----------                      ---------             ---------
    Change in net assets from operations   8,853,133             6,874,666                        504,905               438,994
                                          ----------            ----------                      ---------             ---------
Capital unit transactions (note 5):
  Proceeds from sale of units             64,375,242            91,579,338                     15,459,075            20,883,364
  Cost of units repurchased              (30,874,253)          (29,216,779)                    (8,372,068)           (8,218,653)
                                          ----------            ----------                     ----------             ---------
   Change in net assets from capital
    unit transactions                     33,500,989            62,362,559                      7,087,007            12,664,711
                                          ----------            ----------                     ----------             ---------
Increase (decrease) in net assets         42,354,122            69,237,225                      7,591,912            13,103,705
Net assets:
  Beginning of period                    101,409,452            32,172,227                     19,427,276             6,323,571
                                          ----------            ----------                     ----------             ---------
  End of period                         $143,763,574          $101,409,452                    $27,019,188           $19,427,276
                                          ==========            ==========                     ==========             =========

                                                 MONEY MARKET SUBACCOUNT                         INTERNATIONAL STOCK SUBACCOUNT
Operations:                                    1997                  1996                          1997                  1996
                                               ----                  ----                          ----                  ----
  Net investment income (loss)              $360,338              $425,152                      $(279,547)             $222,112
  Net realized gain (loss) on
   security transactions                          --                    --                          3,427                 1,124
  Net change in unrealized appreciation
   or depreciation on investments                 --                    --                      5,025,951             2,489,462
                                          ----------            ----------                     ----------            ----------
    Change in net assets from operations     360,338               425,152                      4,749,831             2,712,698
                                          ----------            ----------                     ----------            ----------
Capital unit transactions (note 5):
  Proceeds from sales of units            50,209,718            71,914,632                     30,261,908            37,340,833
  Cost of units repurchased              (42,835,808)          (62,787,600)                   (18,538,512)          (18,736,774)
                                          ----------            ----------                     ----------            ----------
   Change in net assets from capital
    unit transactions                      7,373,910             9,127,032                     11,723,396            18,604,059
                                          ----------            ----------                     ----------            ----------
  Increase (decrease) in net assets        7,734,248             9,552,184                     16,473,227            21,316,757
Net assets:
  Beginning of period                     16,282,147             6,729,963                     33,272,492            11,955,735
                                          ----------            ----------                     ----------            ----------
  End of period                          $24,016,395           $16,282,147                    $49,745,719           $33,272,492
                                          ==========            ==========                     ==========            ==========

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                       Statement of Changes in Net Assets
       Six Months Ended June 30, 1997 and the Year Ended December 31, 1996
                                   (Unaudited)

                                              WORLD GOVERNMENTS SUBACCOUNT                        EMERGING GROWTH SUBACCOUNT
Operations:                                    1997                  1996                          1997                  1996*
                                               ----                  ----                          ----                  -----
  Net investment income (loss)              $222,849             $(125,656)                     $(159,419)              $54,624
  Net realized gain (loss) on
   security transactions                      (8,239)               (2,764)                            --                    --
  Net change in unrealized appreciation
   or depreciation on investments           (487,048)              448,184                      2,816,776               110,671
                                          ----------             ---------                     ----------            ----------
    Change in net assets from operations    (272,438)              319,764                      2,657,357               165,295
                                          ----------            ----------                     ----------            ----------
Capital unit transactions (note 5):
  Proceeds from sale of units              8,710,645            14,413,481                     22,120,655            21,632,015
  Cost of units repurchased               (6,489,791)           (8,476,180)                   (10,403,325)           (5,164,573)
                                          ----------            ----------                     ----------            ----------
   Change in net assets from capital
    unit transactions                      2,220,854             5,937,301                     11,717,330            16,467,442
                                          ----------            ----------                     ----------            ----------
Increase (decrease) in net assets          1,948,416             6,257,065                     14,374,687            16,632,737
Net assets:
  Beginning of period                     11,970,867             5,713,802                     16,632,737                    --
                                          ----------            ----------                     ----------            ----------
  End of period                          $13,919,283           $11,970,867                    $31,007,424           $16,632,737
                                          ==========            ==========                     ==========            ==========

                                                HIGH INCOME SUBACCOUNT                           DEVELOPING MARKETS SUBACCOUNT
Operations:                                  1997**                                              1997**
                                             ------                                              ------
  Net investment income (loss)               $38,091                                              $(1,111)
  Net realized gain (loss) on
   security transactions                          --                                                 (402)
  Net change in unrealized appreciation
   or depreciation on investments            (14,319)                                               8,755
                                           ---------                                            ---------
    Change in net assets from operations      23,772                                                7,242
                                           ---------                                            ---------
Capital unit transactions (note 5):
  Proceeds from sales of units             2,731,799                                            1,046,537
  Cost of units repurchased                  (77,865)                                             (17,308)
                                           ---------                                            ---------
   Change in net assets from capital
    unit transactions                      2,653,934                                            1,029,229
                                           ---------                                            ---------
  Increase (decrease) in net assets        2,677,706                                            1,036,471
Net assets:
  Beginning of period                             --                                                   --
                                           ---------                                            ---------
  End of period                           $2,677,706                                           $1,036,471
                                           =========                                            =========

See accompanying notes to financial statements.

*The data is for the period beginning May 1, 1996 (date of initial activity). **The data is for the period beginning May 1, 1997 (date of initial activity).

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                          Notes to Financial Statements

(1)  Organization

     The CUNA Mutual Life Variable Annuity Account (the Variable Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission. The Variable Account was established as a separate investment account within CUNA Mutual Life Insurance Company (the Company) formerly known as Century Life of America, to receive and invest net premiums paid under variable annuity contracts (Contracts).

     Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The assets of the Variable Account are available to cover the general liabilities of the Company only to the extent that the Variable Account's assets exceed its liabilities arising under the Contracts. The Company has the right to transfer to the general account any assets of the Variable Account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

(2)  Significant Accounting Policies

     Investments

     The Variable Account currently is divided into ten subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a fund, i.e., Ultra Series Fund (Class Z shares), T. Rowe Price International Fund, Inc., MFSAE Variable Insurance TrustSM,* Oppenheimer Variable Account Funds, Templeton Variable Products Series Fund, or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

     The Variable Account invests in shares of Ultra Series Fund, T. Rowe Price International Fund, Inc., MFSAE Variable Insurance TrustSM,* Oppenheimer Variable Account Funds, and Templeton Variable Products Series Fund. Each is a management investment company of the series type with one or more funds. Each is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

     The Ultra Series Fund currently has five Funds available as investment options under the Contracts, The T. Rowe Price International Series, Inc. Has one Fund available as an investment option under the Contracts, the MFS Variable Insurance Trust has two Funds available as investment options under the Contracts, the Oppenheimer Variable Account Funds has one fund available as an investment option under the Contracts and the Templeton
     Variable Products Series Fund has one fund available as an investment option under the Contracts. The Ultra Series Fund, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds and Templeton Variable Products Series Fund also have other Funds that are not available under the Contracts. All five investment companies may, in the future, create additional Funds or classes that may or may not be available as investment options under the Contracts. Each Fund has its own investment objective and the income, gains and losses for each Fund are determined separately for that Fund or class.

     CIMCO Inc. (CIMCO) serves as the Investment Adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. The Company owns one half of CIMCO's outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

     Rowe Price-Fleming International, Inc. (RPFI) serves as the Investment Adviser to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of T. Rowe Price International Fund, Inc. RPFI was founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited.

     Massachusetts Financial Services Company (MFS) serves as the Investment Adviser to the MFS World Governments Series and Emerging Growth Series and manages its assets in accordance with general policies and guidelines established by the board of trustees of MFSAE Variable Insurance TrustSM. MFS is a subsidiary of Sun Life Assurance Company of Canada (U.S.) which, in turn, is a subsidiary of Sun Life Assurance Company of Canada.

     OppenheimerFunds, Inc. Serves as the investment adviser to the Oppenheimer High Income Fund and manages its assets in accordance with general policies and guideline established by the board of trustees of the Oppenheimer Variable Account Funds. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company.

     Templeton Asset Management Ltd. Serves as the investment adviser to the Templeton Developing Markets Fund: Class 2 and manages its assets and makes its investments decisions. Templeton Asset Management Ltd. Is a Singapore corporation wholly owned by Franklin Resources, Inc., a publicly owned company. Resources' principal shareholders are Charles B. Johnson and Rupert H. Johnson, Jr.

     The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Realized gains and losses from security transactions are reported on an average cost basis.
     Dividend income is recorded on the ex-dividend date.

     Federal Income Taxes

     Currently, no charge is made against the Variable Account for any federal, state or local taxes (other than premium taxes) that the Company incurs or that may be attributable to the Variable Account or the Contracts. The Company may, however, make such a charge in the future from surrender value, death benefits or annuity payments, as appropriate. Such taxes may include taxes (levied by any government entity) which the Company determines to have resulted from: (1) the establishment or maintenance of the Variable Account, (2) receipt by the Company of purchase payments, (3) issuance of the Contracts, or (4) the payment of annuity payments.

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.


(3)  Fees and Charges

     Organization Costs

     CUNA Mutual Life Insurance Company absorbed all organization expenses of the Variable Account.

     Contract Charges

     Surrender Charge (Contingent Deferred Sales Charge). No charge for sales expenses is deducted from purchase payments at the time purchase payments are paid. However, a surrender charge is deducted upon surrender or partial withdrawal of purchase payments within 7 years of their being paid and, in certain circumstances, upon payment of a death benefit or the election of certain annuity payment options.

     For purchase payments withdrawn or surrendered within one year of having been paid, the charge is 7% of the amount of the payment withdrawn or surrendered. For each purchase payment, the surrender charge decreases by 1% for each full year that has elapsed since the payment was made. No surrender charge is assessed upon the withdrawal or surrender of the contract value in excess of aggregate purchase payments or on purchase payments made more than 7 years prior to the withdrawal or surrender.

     Subject to certain restrictions. for the first partial withdrawal (or surrender) in each contract year, an amount equal to 10% of aggregate purchase payments subject to a surrender charge (as of the time of withdrawal or surrender) may be surrendered without a surrender charge. The surrender charge also may be waived in certain circumstances as provided in the Contracts.

     Annual Contract Fee. On each contract anniversary (or upon surrender of the Contract) prior to the annuity date, the Company deducts an annual contract fee of $30 from the variable contract value. After the annuity date, the Company deducts this fee from variable annuity payments. A pro-rated portion of the fee is deducted upon annuitization of a Contract except on a contract anniversary.

     Transfer Fee. No charge is made for transfers, however, the Company reserves the right to charge $10 for the 13th and each subsequent transfer during a Contract year.

     Premium Taxes. If state or other premium taxes are applicable to a Contract, they will be deducted either: (a) from purchase payments as they are received, (b) from contract value upon surrender or partial withdrawal,
     (c) upon application of adjusted contract value to an annuity payment option, or (d) upon payment of a death benefit. The Company, however, reserves the right to deduct premium taxes at the time it pays such taxes.

     Variable Account Charges

     Mortality and Expense Risk Charge. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the assets of the Variable Account at an annual rate of 1.25% (approximately 0.85% for mortality risk and 0.40% for expense risks).

     Asset-Based Administration Charge. The Company deducts a daily administration charge to compensate it for certain expenses it incurs in administration of the Contract. The charge is deducted from the assets of the Variable Account at an annual rate of 0.15%.


(4)  Investment Transactions

     The  cost  of  shares   purchased,   including   reinvestment  of  dividend
     distributions, during the six months ended June 30, 1997, was as follows:

     Capital Appreciation Stock Fund............................ $19,316,645
     Growth and Income Stock Fund...............................  48,792,586
     Balanced Fund..............................................  34,420,257
     Bond Fund..................................................   7,703,739
     Money Market Fund..........................................  21,143,727
     International Stock Portfolio..............................  11,616,672
     World Governments Series...................................   2,930,763
     Emerging Growth............................................  11,645,877
     High Income Fund...........................................   2,694,322
     Developing Markets Fund....................................   1,085,539
                                                                 -----------
                                                                $161,350,127
                                                                 ===========


(5)  Unit Activity from Contract Transactions

     Transactions in units of each subaccount of the Variable Account for the year ended December 31, 1996 and for the six-month period ended June 30, 1997 were as follows:

                                            Capital
                                         Appreciation         Growth and                                                    Money
                                             Stock           Income Stock          Balanced              Bond              Market
                                          Subaccount          Subaccount          Subaccount          Subaccount         Subaccount

Units outstanding at December 31, 1995     2,024,589           2,807,876          2,698,049             556,749             637,911
Units sold                                 4,725,115           8,201,765          7,449,013           1,861,200           6,697,714
Units repurchased                         (2,253,984)         (2,468,258)        (2,363,229)           (731,410)         (5,842,921)
                                            --------            --------           --------            --------            --------
Units outstanding at December 31, 1996     4,495,720           8,541,383          7,783,833           1,686,539           1,492,704
Units sold                                 2,933,548           5,407,070          4,788,428           1,339,054           4,564,466
Units repurchased                         (1,774,563)         (2,458,410)        (2,296,320)           (724,894)         (3,892,794)
                                            --------            --------           --------            --------            --------
Units outstanding at June 30, 1997         5,654,705          11,490,043         10,275,941           2,300,699           2,164,376
                                            ========            ========           ========            ========            ========




                                         International           World             Emerging              High            Developing
                                             Stock            Governments           Growth              Income             Markets
                                          Subaccount          Subaccount          Subaccount*         Subaccount         Subaccount

Units outstanding at December 31, 1995     1,090,681             505,990                 --                  --                  --
Units sold                                 3,189,527           1,277,826          2,162,251                  --                  --
Units repurchased                         (1,596,931)           (750,333)          (511,624)                 --                  --
                                            --------            --------           --------             -------             -------
Units outstanding at December 31, 1996     2,683,277           1,033,483          1,650,627                  --                  --
Units sold                                 2,402,805             775,152          2,158,376             266,866             105,152
Units repurchased                         (1,467,688)           (577,460)        (1,012,397)             (7,587)             (1,737)
                                            --------            --------           --------             -------             -------
Units outstanding at June 30, 1997         3,618,394           1,231,175          2,796,606             259,279             103,415
                                            ========            ========           ========             =======             =======

*The data is for the period beginning May 1, 1996 (date of initial activity).

(6)  Annuitization

     As of June 30, 1997, there were no annuitized contracts.


(7)  Condensed Financial Information

     The table below gives per unit information about the financial history of each subaccount for each period.

                                  Capital Appreciation         Growth and Income             Balanced                    Bond
                                    Stock Subaccount           Stock Subaccount             Subaccount                Subaccount

 Net asset value:                   1997         1996*        1997         1996*        1997          1996*        1997        1996*
                                    ----         -----        ----         -----        ----          -----        ----        -----

   Beginning of period            $15.45       $12.90       $15.36        $12.76       $13.03       $11.92       $11.52       $11.36

   End of period                   17.60        15.45        17.65         15.36        13.99        13.03        11.74        11.52

 Percentage increase in unit
   value during  period           13.92%       19.77%       14.91%        20.38%        7.37%        9.31%        1.91%        1.41%

 Number of units outstanding
   at end of period            5,654,705    4,495,720   11,490,043     8,541,383   10,275,941    7,783,833    2,300,699    1,686,539


                                      Money Market               International           World Governments          Emerging Growth
                                       Subaccount              Stock Subaccount             Subaccount                Subaccount

 Net asset value:                   1997         1996*        1997         1996*        1997          1996*        1997       1996**
                                    ----         -----        ----         -----        ----          -----        ----       ------

   Beginning of period            $10.91       $10.55       $12.40        $10.96       $11.58       $11.29       $10.08       $10.00

   End of period                   11.10        10.91        13.75         12.40        11.31        11.58        11.09        10.08

 Percentage increase in unit
   value during  period            1.74%        3.41%       10.89%        13.14%       -2.33%        2.57%       10.02%        0.80%

 Number of units outstanding
   at end of period            2,164,376    1,492,704    3,614,394     2,683,277    1,231,175    1,033,483    2,796,606    1,650,627


                                       High Income            Developing Markets
                                       Subaccount              Stock Subaccount

 Net asset value:                  1997***                   1997***
                                   -------                   -------

   Beginning of period            $10.00                    $10.00

   End of period                   10.33                     10.02

 Percentage increase in unit
   value during  period            3.30%                     0.20%

 Number of units outstanding
   at end of period              259,279                   103,415

For the Money Market Subaccount, the "seven-day average yield" for the seven days ended June 30, 1997, was 3.7% and the "effective yield" for that period was 3.8%.

     *1996 data is for the year ended December 31, 1996.

     **1996 data is for the eight-month period ended December 31, 1996.

     ***1997 data is for the two-month period ended June 30, 1997.